Capital Management	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Capital Management
6.	CAPITAL MANAGEMENT
The Company’s objectives when managing capital are:
(a) to maintain a flexible capital structure which optimizes the cost of capital at acceptable risk;
(b) to meet external capital requirements on debt and credit facilities;
(c) to ensure adequate capital to support long-term growth strategy; and
(d) to provide an adequate return to shareholders.
The Company continuously monitors and reviews the capital structure to ensure the objectives are met.
Management defines capital as the combination of its indebtedness, as disclosed in
Note 16, its governmental loans, as disclosed in Note 20
and the equity balance, as disclosed in Note 28
.The Company

manages the capital structure within the context of the business strategy, general economic conditions, market conditions in the steel industry and the risk characteristics of assets.

The
Company is in compliance with the covenants under its existing debt agreements at March 31, 2022 and March 31, 2021, as disclosed in Note 16.